OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

February 26, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Variable Account Funds (the "Registrant")
Post-Effective Amendment No. 78 under the Securities Act
and Amendment No. 73 under the Investment Company Act
File Nos. 2-93177; 811-4108

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), on behalf of the Registrant for Oppenheimer Money Fund/VA (the "Fund"). This filing constitutes Post-Effective Amendment No. 78 under the Securities Act and Amendment No. 73 under the Investment Company Act (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement").

This filing is being made pursuant to Rule 485(a) under the Securities Act primarily to implement changes to the Fund’s name and related principal investment strategies and/or risks, as well as other changes that will allow the Fund to operate as a “government money market fund” in connection with the amendments adopted by the U.S. Securities and Exchange Commission (the “SEC”) to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940, as amended. Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant respectfully requests selective review of the Amendment. The Registrant believes that selective review is appropriate because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Registrant’s Registration Statement filed April 28, 2015 under Rule 485(b). The Amendment has been tagged to indicate changes since the April 28, 2015 filing.

The material differences between the disclosure in the April 28, 2015 filing and the Amendment are:

Prospectus Differences

The Prospectus for Money Fund/VA is different from the 2015 prospectus, as follows:

●	Name change: Money Fund/VA changes to “Government Money Fund/VA”
●	Revisions to the sections “Principal Investment Strategies,” “Principal Risks” and “The Fund’s Principal Investment Strategies and Risks” to reflect revisions consistent with the conversion of the Fund from a prime money market fund to a government money market fund

Statement of Additional Information Differences

●	Name changes to reflect the Fund’s new name;
●	Revisions to the section “The Funds’ Main Investment Policies” to reflect updated investment strategies and risks consistent with the conversion of the Fund from a prime money market fund to a government money market fund.

We anticipate that an amendment to the Registration Statement will be filed on or about April 27, 2016, including (i) incorporating by reference the audited financial statements of the Fund for the fiscal year ended December 31, 2015; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; (iii) updated performance and expense information; and (iv) other, non-material changes. The Amendment and the subsequent filing should become effective on April 29, 2016, as indicated on the facing page of this Amendment.

The Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi, Esq.
Vice President & Associate Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
212-323-4091
egizzi@ofiglobal.com

Sincerely,

/s/ Adrienne Ruffle
Adrienne Ruffle
Associate Counsel

Enclosures

cc:	Valerie Lithotomos, Esq.
K&L Gates LLP
KPMG LLP
Edward Gizzi, Esq.
Gloria LaFond